Commitments and Contingencies - Additional Information - Logitel (Detail) $ in Thousands	1 Months Ended		3 Months Ended			9 Months Ended
	Sep. 30, 2016 USD ($)	Aug. 31, 2014 MaintenanceAndSafety	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Aug. 11, 2014	Nov. 30, 2013 USD ($) hull
Loss Contingencies [Line Items]
Total principal	$ 3,206,468		$ 3,206,468			$ 3,206,468		$ 3,426,568
(Write down) and gain on sale of vessels (note 14)			0		$ 0	(43,650)	$ (14,353)
Reversed contingent liabilities						0	3,303
Loss Contingency Accrual	61,100		61,100			61,100
UMS Segment [Member]
Loss Contingencies [Line Items]
(Write down) and gain on sale of vessels (note 14)						(43,650)	$ (500)
Reversed contingent liabilities				$ 14,500
Logitel Offshore Holdings As [Member]
Loss Contingencies [Line Items]
Percentage of noncontrolling interest acquired		100.00%							100.00%
Number of units for maintenance safety | MaintenanceAndSafety		3
Sevan Marine ASA [Member] | Logitel Offshore Holdings As [Member]
Loss Contingencies [Line Items]
Number of hulls to be converted | hull										2
Total principal										$ 60,000
Loan facility	50,000		50,000			50,000
Estimated claim	10,000
CeFront Technology AS [Member] | Logitel Offshore Holdings As [Member]
Loss Contingencies [Line Items]
Estimated claim	2,700
Loss Contingency, Range of Possible Loss, Portion Not Accrued	3,700		3,700			3,700
CeFront Technology AS [Member] | Logitel Offshore Holdings As [Member] | Arendal Spirit Ums [Member]
Loss Contingencies [Line Items]
Estimated claim	3,300
CeFront Technology AS [Member] | Logitel Offshore Holdings As [Member] | Nantong Spirit [Member]
Loss Contingencies [Line Items]
Estimated claim	20,200
Vendor Credit Loan [Member] | Sevan Marine ASA [Member] | Logitel Offshore Holdings As [Member]
Loss Contingencies [Line Items]
Loan facility										41,000
Cash Loan [Member] | Sevan Marine ASA [Member] | Logitel Offshore Holdings As [Member]
Loss Contingencies [Line Items]
Loan facility										$ 19,000
Stavanger Spirit [Member]
Loss Contingencies [Line Items]
Estimate of damages, maximum	170,000		170,000			170,000
Nantong Spirit [Member]
Loss Contingencies [Line Items]
Estimate of damages, maximum	40,000		40,000			40,000
Estimate of damages, minimum	$ 10,000		$ 10,000			$ 10,000